ACQUISITIONS (Details Narrative) - USD ($)	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022
Business Acquisition [Line Items]
Aggregate purchase price			$ 6,372,000
Ordinary shares			9,000,000
Yundian [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding			100.00%
Yundian [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Indirectly percentage of issued and outstanding			100.00%
Mahao [Member]
Business Acquisition [Line Items]
Aggregate purchase price		$ 6,120,000
Ordinary shares		10,000,000
Yuanxing [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding	100.00%
Aggregate purchase price	$ 2,640,000
Ordinary shares	12,000,000
Yuanxing [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Indirectly percentage of issued and outstanding	100.00%